Related Party Transactions - Schedule of Key Management Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Key Management Compensation [Abstract]
Key management personnel compensation	€ 1,085	€ 192
Directors’ fees	408	258
Stock-based compensation	€ 2,984	€ 423